Variable Interest Entities (Details 1) (Firm-sponsored credit card trusts [Member], USD $) In Millions	Dec. 31, 2010	Jun. 30, 2009
Assets and liabilities of the Firm-sponsored credit card securitization trusts [Abstract]
Variable Interest Entity Consolidated Assets	$ 68,500	$ 6,000
Beneficial interests issued to third parties	44,300	6,100
Loans [Member]
Assets and liabilities of the Firm-sponsored credit card securitization trusts [Abstract]
Variable Interest Entity Consolidated Assets	67,200
Other assets [Member]
Assets and liabilities of the Firm-sponsored credit card securitization trusts [Abstract]
Variable Interest Entity Consolidated Assets	$ 1,300